Schedule of Derivative Liabilities (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Warrant liabilities	€ 4,044,000	€ 2,635,778
Convertible notes payable	4,562,000	1,040,009
Total	€ 8,606,000	€ 3,675,787